AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	APPAREL — 2.1%
7,034	Deckers Outdoor Corp.*	$1,428,535
17,497	NIKE, Inc. - Class B	1,323,998
		2,752,533
	BANKS — 2.0%
16,835	Bank of New York Mellon Corp.	1,293,433
13,991	State Street Corp.	1,373,217
		2,666,650
	BIOTECHNOLOGY — 1.0%
4,873	Amgen, Inc.	1,270,099
	BUILDING MATERIALS — 0.9%
17,814	Carrier Global Corp.	1,215,984
	CHEMICALS — 2.0%
5,541	Ecolab, Inc.	1,298,367
11,082	PPG Industries, Inc.	1,323,745
		2,622,112
	COMMERCIAL SERVICES — 6.0%
4,491	Automatic Data Processing, Inc.	1,314,651
15,565	Block, Inc.*	1,322,869
2,757	Moody's Corp.	1,305,081
15,884	PayPal Holdings, Inc.*	1,355,699
2,638	S&P Global, Inc.	1,313,803
4,685	Verisk Analytics, Inc.	1,290,390
		7,902,493
	COMPUTERS — 6.2%
3,804	Accenture PLC - Class A1	1,338,209
5,808	Apple, Inc.	1,454,439
17,123	Cognizant Technology Solutions Corp. - Class A	1,316,759
3,984	Crowdstrike Holdings, Inc. - Class A*	1,363,165
14,500	Fortinet, Inc.*	1,369,960
6,061	International Business Machines Corp.	1,332,390
		8,174,922
	DISTRIBUTION/WHOLESALE — 1.9%
21,742	Copart, Inc.*	1,247,774
1,144	W.W. Grainger, Inc.	1,205,833
		2,453,607
	DIVERSIFIED FINANCIAL SERVICES — 8.0%
4,524	American Express Co.	1,342,678

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
2,402	Ameriprise Financial, Inc.	$1,278,897
16,653	Charles Schwab Corp.	1,232,488
5,791	CME Group, Inc.	1,344,844
8,563	Intercontinental Exchange, Inc.	1,275,973
2,587	Mastercard, Inc. - Class A	1,362,237
16,607	Nasdaq, Inc.	1,283,887
4,375	Visa, Inc. - Class A	1,382,675
		10,503,679
	ELECTRIC — 0.9%
16,886	Ormat Technologies, Inc.	1,143,520
	ELECTRONICS — 1.0%
9,121	TE Connectivity PLC[1]	1,304,029
	FOOD — 2.1%
20,801	General Mills, Inc.	1,326,480
17,874	Sysco Corp.	1,366,646
		2,693,126
	HEALTHCARE-PRODUCTS — 3.0%
11,605	Abbott Laboratories	1,312,641
3,515	Stryker Corp.	1,265,576
2,603	Thermo Fisher Scientific, Inc.	1,354,159
		3,932,376
	HEALTHCARE-SERVICES — 2.0%
4,212	HCA Healthcare, Inc.	1,264,232
6,863	IQVIA Holdings, Inc.*	1,348,648
		2,612,880
	HOME BUILDERS — 2.6%
7,904	Lennar Corp. - Class A	1,077,869
150	NVR, Inc.*	1,226,835
10,189	PulteGroup, Inc.	1,109,582
		3,414,286
	HOUSEHOLD PRODUCTS/WARES — 1.0%
12,515	Church & Dwight Co., Inc.	1,310,446
	INSURANCE — 3.8%
3,520	Aon PLC - Class A1	1,264,243
4,414	Arthur J. Gallagher & Co.	1,252,914
5,910	Marsh & McLennan Cos., Inc.	1,255,343

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
5,126	Progressive Corp.	$1,228,241
		5,000,741
	INTERNET — 3.2%
8,158	Alphabet, Inc. - Class A	1,544,309
1,555	Netflix, Inc.*	1,386,003
7,108	Palo Alto Networks, Inc.*	1,293,372
		4,223,684
	IRON/STEEL — 0.9%
7,103	Carpenter Technology Corp.	1,205,450
	MACHINERY-CONSTRUCTION & MINING — 0.9%
10,802	Vertiv Holdings Co. - Class A	1,227,215
	MACHINERY-DIVERSIFIED — 1.0%
2,959	Deere & Co.	1,253,728
	MEDIA — 1.9%
31,911	Comcast Corp. - Class A	1,197,620
11,733	Walt Disney Co.	1,306,469
		2,504,089
	MISCELLANEOUS MANUFACTURING — 1.0%
4,967	Illinois Tool Works, Inc.	1,259,432
	PHARMACEUTICALS — 7.0%
7,534	AbbVie, Inc.	1,338,792
23,273	Bristol-Myers Squibb Co.	1,316,321
5,479	Cencora, Inc.	1,231,022
1,733	Eli Lilly & Co.	1,337,876
2,193	McKesson Corp.	1,249,812
13,560	Merck & Co., Inc.	1,348,949
52,584	Pfizer, Inc.	1,395,053
		9,217,825
	REITS — 1.9%
11,802	Prologis, Inc.	1,247,471
7,507	Simon Property Group, Inc.	1,292,781
		2,540,252
	RETAIL — 5.0%
436	AutoZone, Inc.*	1,396,072
6,383	Ferguson Enterprises, Inc.	1,107,897
1,109	O'Reilly Automotive, Inc.*	1,315,052

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL (Continued)
8,900	Ross Stores, Inc.	$1,346,303
10,966	TJX Cos., Inc.	1,324,803
		6,490,127
	SEMICONDUCTORS — 11.5%
10,048	Advanced Micro Devices, Inc.*	1,213,698
6,321	Analog Devices, Inc.	1,342,960
7,889	Applied Materials, Inc.	1,282,988
8,504	Broadcom, Inc.	1,971,567
57,307	Intel Corp.	1,149,005
2,130	KLA Corp.	1,342,156
14,869	Marvell Technology, Inc.	1,642,281
14,071	Micron Technology, Inc.	1,184,215
9,969	NVIDIA Corp.	1,338,737
8,694	QUALCOMM, Inc.	1,335,572
6,856	Texas Instruments, Inc.	1,285,569
		15,088,748
	SOFTWARE — 15.9%
2,672	Adobe, Inc.*	1,188,185
5,229	Atlassian Corp. - Class A*	1,272,634
4,722	Autodesk, Inc.*	1,395,682
4,493	Cadence Design Systems, Inc.*	1,349,967
9,023	Datadog, Inc. - Class A*	1,289,296
8,421	Electronic Arts, Inc.	1,231,992
581	Fair Isaac Corp.*	1,156,730
16,158	Fidelity National Information Services, Inc.	1,305,082
2,148	Intuit, Inc.	1,350,018
2,261	MSCI, Inc.	1,356,623
7,457	Oracle Corp.	1,242,635
2,434	Roper Technologies, Inc.	1,265,315
4,177	Salesforce, Inc.	1,396,496
1,314	ServiceNow, Inc.*	1,392,998
2,468	Synopsys, Inc.*	1,197,868
5,514	Workday, Inc. - Class A*	1,422,777
		20,814,298
	TELECOMMUNICATIONS — 2.2%
13,585	Arista Networks, Inc.*	1,501,550
23,277	Cisco Systems, Inc.	1,377,998
		2,879,548

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
10,065	American Water Works Co., Inc.	$1,252,992
	TOTAL COMMON STOCKS
	(Cost $109,410,431)	130,930,871
	TOTAL INVESTMENTS — 99.9%
	(Cost $109,410,431)	130,930,871
	Other Assets in Excess of Liabilities — 0.1%	129,662
	TOTAL NET ASSETS — 100.0%	$131,060,533

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.